S-K 1602(c) Dilution	Jul. 27, 2026 USD ($) $ / shares shares
No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share	$ (0.19)
Net Tangible Book Value, Amount of Dilution, per Share	3.05
Net Tangible Book Value, Adjusted, per Share	$ 6.95
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ (1,152,155)
Net Tangible Book Value, Adjusted | $	$ 125,693,301
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	6,160,714
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	18,078,643
No Redemption [Member] | Over-allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	6.96
Number of Shares Used [Line Items]
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	3.04
No Redemption [Member] | Over-allotment Option Not Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share	10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	6.95
Number of Shares Used [Line Items]
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	$ 3.05
No Redemption [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	$ 0
Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share	$ (0.19)
Net Tangible Book Value, Amount of Dilution, per Share	9.88
Net Tangible Book Value, Adjusted, per Share	$ 0.12
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ (1,152,155)
Net Tangible Book Value, Adjusted | $	$ 693,301
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	6,160,714
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	5,578,643
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	0.12
Number of Shares Used [Line Items]
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	9.88
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share	10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	0.12
Number of Shares Used [Line Items]
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	$ 9.88
Redemption at 100 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	$ (125,000,000)
Net proceeds from this offering & private placement | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	125,865,000
Net proceeds from this offering & private placement | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	125,865,000
Offering costs excluded from TBV before this offering [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	1,043,581
Offering costs excluded from TBV before this offering [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	1,043,581
Deferred underwriting commission [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	0
Deferred underwriting commission [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	0
Over-Allotment Liability [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	(88,125)
Over-Allotment Liability [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	$ (88,125)
Class B common stock forfeited if over-allotment is not exercised [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(803,571)
Class B common stock forfeited if over-allotment is not exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(803,571)
Class A common stock included in the public shares [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	12,500,000
Class A common stock included in the public shares [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	12,500,000
Class A common stock included in the PPUs [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	221,500
Class A common stock included in the PPUs [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	221,500
Shares subject to redemption [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	0
Shares subject to redemption [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(12,500,000)